Trade and other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables and other assets.
Summary of trade receivables and other assets

in EUR k	Dec 31, 2023	Dec 31, 2022
Non‑current
Other assets—Rental deposits	3,317	2,819
Other assets—Others	108	92
	3,425	2,911
Current
Trade receivables	16,804	13,637
Contract assets	2,611	2,911
Other assets	3,042	5,514
	22,457	22,062
Total non-current and current trade and other receivables and other assets	25,882	24,973